Offerings	Aug. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value per share
Amount Registered | shares	8,000,000
Proposed Maximum Offering Price per Unit	11.07
Maximum Aggregate Offering Price	$ 88,560,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,230.14
Offering Note	The Registrant is relying upon Rule 457(c) under the Securities Act of 1933 ("Securities Act") to calculate the registration fee. The maximum aggregate offering price is estimated solely for purposes of determining the registration fee based on the average of the high and low sales prices of the shares of Common Shares, as reported by the New York Stock Exchange on August 17, 2026, in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement. Amount shown under "Maximum Aggregate Offering Price" and "Amount of Registration Fee" reflect $1,537.06 previously paid to register 1,000,000 shares of Common Shares, plus $12,230.14 to register the additional 8,000,000 shares of Common Shares registered hereby.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights to purchase Common Shares
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to purchase Common Shares, including any shares issued pursuant to an over-subscription privilege or a secondary over-subscription privilege, will be shares registered under this Registration Statement.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	11.13
Maximum Aggregate Offering Price	$ 11,130,000.00
Amount of Registration Fee	$ 1,537.05
Offering Note	The Registrant previously paid $1,537.06 in connection with the filing of the Registrant's Registration Statement on Form N-2 (File No. 333-296795) with the Securities and Exchange Commission on June 15, 2026.